SEGMENT INFORMATION (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
17. SEGMENT INFORMATION
Wabtec has two reportable segments—the Freight Segment and the Transit Segment. The key factors used to identify these reportable segments are the organization and alignment of the Company’s internal operations, the nature of the products and services, and customer type. The business segments are:
Freight Segment primarily manufactures and services components for new and existing freight cars and locomotives, builds new switcher locomotives, rebuilds freight locomotives, supplies railway electronics, positive train control equipment, signal design and engineering services, and provides related heat exchange and cooling systems. Customers include large, publicly traded railroads, leasing companies, manufacturers of original equipment such as locomotives and freight cars, and utilities.
Transit Segment primarily manufactures and services components for new and existing passenger transit vehicles, typically regional trains, high speed trains, subway cars, light-rail vehicles and buses, builds new commuter locomotives, refurbishes subway cars, provides heating, ventilation, and air conditioning equipment, and doors for buses and subways. Customers include public transit authorities and municipalities, leasing companies, and manufacturers of subway cars and buses around the world.
The Company evaluates its business segments’ operating results based on income from operations. Intersegment sales are accounted for at prices that are generally established by reference to similar transactions with unaffiliated customers. Corporate activities include general corporate expenses, elimination of intersegment transactions, interest income and expense and other unallocated charges. Since certain administrative and other operating expenses have not been allocated to business segments, the results in the following tables are not necessarily a measure computed in accordance with generally accepted accounting principles and may not be comparable to other companies.
Segment financial information for the three months ended September 30, 2018 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$391,577	$686,237	$—	$1,077,814
Intersegment sales/(elimination)	13,510	4,738	(18,248)	—
Total sales	$405,087	$690,975	$(18,248)	$1,077,814
Income (loss) from operations	$79,420	$60,735	$(14,976)	$125,179
Interest expense and other, net	—	—	(22,512)	(22,512)
Income (loss) from operations before income taxes	$79,420	$60,735	$(37,488)	$102,667
Segment financial information for the three months ended September 30, 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$340,185	$617,746	$—	$957,931
Intersegment sales/(elimination)	8,376	4,494	(12,870)	—
Total sales	$348,561	$622,240	$(12,870)	$957,931
Income (loss) from operations	$61,424	$47,358	$(7,116)	$101,666
Interest expense and other, net	—	—	(20,481)	(20,481)
Income (loss) from operations before income taxes	$61,424	$47,358	$(27,597)	$81,185

Segment financial information for the nine months ended September 30, 2018 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,183,389	$2,062,282	$—	$3,245,671
Intersegment sales/(elimination)	44,211	11,611	(55,822)	—
Total sales	$1,227,600	$2,073,893	$(55,822)	$3,245,671
Income (loss) from operations	$233,390	$186,794	$(40,203)	$379,981
Interest expense and other, net	—	—	(69,959)	(69,959)
Income (loss) from operations before income taxes	$233,390	$186,794	$(110,162)	$310,022

Segment financial information for the nine months ended September 30, 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,032,959	$1,773,259	$—	$2,806,218
Intersegment sales/(elimination)	27,602	16,253	(43,855)	—
Total sales	$1,060,561	$1,789,512	$(43,855)	$2,806,218
Income (loss) from operations	$195,811	$155,383	$(21,659)	$329,535
Interest expense and other, net	—	—	(52,156)	(52,156)
Income (loss) from operations before income taxes	$195,811	$155,383	$(73,815)	$277,379

Sales by product line are as follows:

	Three Months Ended September 30,
In thousands	2018	2017
Specialty Products & Electronics	$408,806	$335,143
Transit Products	258,419	276,913
Brake Products	222,152	177,165
Remanufacturing, Overhaul & Build	134,726	132,018
Other	53,711	36,692
Total sales	$1,077,814	$957,931

	Nine Months Ended September 30,
In thousands	2018	2017
Specialty Products & Electronics	$1,229,753	$975,006
Transit Products	814,823	789,096
Brake Products	655,350	550,181
Remanufacturing, Overhaul & Build	397,626	387,634
Other	148,119	104,301
Total sales	$3,245,671	$2,806,218

20.   SEGMENT INFORMATION

Wabtec has two reportable segments—the Freight Segment and the Transit Segment. The key factors used to identify these reportable segments are the organization and alignment of the Company’s internal operations, the nature of the products and services, and customer type. The business segments are:

Freight Segment primarily manufactures and services components for new and existing freight cars and locomotives, builds new switcher locomotives, rebuilds freight locomotives, supplies railway electronics, positive train control equipment, signal design and engineering services, and provides related heat exchange and cooling systems. Customers include large, publicly traded railroads, leasing companies, manufacturers of original equipment such as locomotives and freight cars, and utilities.

Transit Segment primarily manufactures and services components for new and existing passenger transit vehicles, typically regional trains, high speed trains, subway cars, light-rail vehicles and buses, builds new commuter locomotives, refurbishes subway cars, provides heating, ventilation, and air conditioning equipment, and doors for buses and subways. Customers include public transit authorities and municipalities, leasing companies, and manufacturers of subway cars and buses around the world.

The Company evaluates its business segments’ operating results based on income from operations. Intersegment sales are accounted for at prices that are generally established by reference to similar transactions with unaffiliated customers.  Corporate activities include general corporate expenses, elimination of intersegment transactions, interest income and expense and other unallocated charges. Since certain administrative and other operating expenses and other items have not been allocated to business segments, the results in the following tables are not necessarily a measure computed in accordance with generally accepted accounting principles and may not be comparable to other companies.

Segment financial information for 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,396,588	$2,485,168	$—	$3,881,756
Intersegment sales/(elimination)	37,630	21,548	(59,178)	—
Total sales	$1,434,218	$2,506,716	$(59,178)	$3,881,756
Income (loss) from operations	$264,276	$188,219	$(31,416)	$421,079
Interest expense and other, net	—	—	(69,016)	(69,016)
Income (loss) from operations before income taxes	$264,276	$188,219	$(100,432)	$352,063
Depreciation and amortization	$43,721	$57,441	$2,086	$103,248
Capital expenditures	33,921	50,762	4,783	89,466
Segment assets	3,504,289	7,562,122	(4,486,431)	6,579,980

Segment financial information for 2016 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,543,098	$1,388,090	$—	$2,931,188
Intersegment sales/(elimination)	39,519	9,393	(48,912)	$—
Total sales	$1,582,617	$1,397,483	$(48,912)	$2,931,188
Income (loss) from operations	$343,578	$170,569	$(57,540)	$456,607
Interest expense and other, net	—	—	(43,770)	(43,770)
Income (loss) from operations before income taxes	$343,578	$170,569	$(101,310)	$412,837
Depreciation and amortization	$36,519	$31,545	$1,731	$69,795
Capital expenditures	22,726	20,987	6,503	50,216
Segment assets	2,949,668	6,720,302	(3,088,952)	6,581,018

Segment financial information for 2015 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$2,054,715	$1,235,283	$—	$3,307,998
Intersegment sales/(elimination)	35,372	10,895	(46,267)	—
Total sales	$2,090,087	$1,264,178	$(46,267)	$3,307,998
Income (loss) from operations	$483,284	$151,631	$(26,061)	$608,854
Interest expense and other, net	—	—	(23,486)	(23,486)
Income (loss) from operations before income taxes	$483,284	$151,631	$(49,547)	$585,368
Depreciation and amortization	$36,834	$26,196	$1,704	$64,734
Capital expenditures	24,715	22,996	1,717	49,428
Segment assets	2,708,724	2,202,614	(1,681,825)	3,229,513

The following geographic area data as of and for the years ended December 31, 2017, 2016 and 2015, respectively, includes net sales based on product shipment destination and long-lived assets, which consist of plant, property and equipment, net of depreciation, resident in their respective countries:

	Net Sales			Long-Lived Assets
In thousands	2017	2016	2015	2017	2016	2015
United States	$1,323,781	$1,362,255	$1,754,924	$211,608	$205,895	$171,362
United Kingdom	356,493	322,563	368,505	57,668	54,215	63,694
Canada	279,013	206,258	204,674	5,822	5,156	4,876
France	237,454	66,287	45,565	57,849	33,636	7,194
Germany	208,817	98,364	92,422	71,709	57,902	31,642
China	178,137	106,357	100,586	36,388	42,672	12,256
Mexico	160,029	183,583	190,034	9,117	8,766	8,839
Italy	142,037	45,771	38,164	30,329	27,253	15,170
India	137,837	24,161	12,345	12,519	1,271	1,946
Australia	136,127	82,099	86,809	10,483	8,039	8,424
Brazil	69,378	51,493	84,595	13,184	13,227	9,318
Other international	652,653	381,997	329,375	57,296	60,344	18,472
Total	$3,881,756	$2,931,188	$3,307,998	$573,972	$518,376	$353,193

Export sales from the Company’s United States operations were $448.0 million, $470.5 million and $508.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales by product are as follows:

In thousands	2017	2016	2015
Specialty Products & Electronics	$1,350,727	$1,374,580	$1,733,881
Brake Products	749,959	588,081	627,552
Remanufacturing, Overhaul & Build	522,275	559,284	606,624
Transit Products	1,112,340	276,124	189,581
Other	146,455	133,119	150,360
Total sales	$3,881,756	$2,931,188	$3,307,998